FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) kr in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2023 USD ($)
Derivative [Line Items]
Debt amount | $	$ 500.0		$ 400.0
Designated as hedging instrument | NOK600 million senior unsecured floating rate bonds due 2025
Derivative [Line Items]
Debt amount | kr		kr 600
Designated as hedging instrument | Cross currency interest rate contract due January 2025
Derivative [Line Items]
Debt amount	67.5	600
Designated as hedging instrument | Cross currency interest rate contract due September 2029
Derivative [Line Items]
Debt amount	$ 69.4	kr 750